JUDICIAL DEPOSITS AND GARNISHMENTS (Tables)	12 Months Ended
Dec. 31, 2024
JUDICIAL DEPOSITS AND GARNISHMENTS
Schedule of judicial deposits and garnishments

	12.31.2024	12.31.2023
Judicial deposits
Tax	1,697,070	1,628,645
Civil	891,872	860,248
Regulatory	325,810	312,520
Labor	67,859	88,986
Total	2,982,611	2,890,399
Garnishments	21,112	21,530
Total	3,003,723	2,911,929

Current	150,993	72,516
Non-current	2,852,730	2,839,413

Schedule of composition of the balances of the tax judicial deposits
The table below presents the classified balances on December 31, 2024 and 2023 of the tax judicial deposits (classified by tax).

Tax	12.31.2024	12.31.2023
Universal Telecommunication Services Fund (FUST)(1)	622,820	596,356
State Value-Added Tax (ICMS)(2)	432,253	406,397
Social Contribution Tax for Intervention in the Economic Order (CIDE)(3)	338,694	325,423
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	61,935	60,462
Telecommunications Inspection Fund (FISTEL)	55,801	53,360
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	29,425	35,770
Withholding Income Tax (IRRF)	45,360	43,396
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	27,503	25,905
Other taxes, charges and contributions	83,279	81,576
Total	1,697,070	1,628,645

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(1)The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.
(2)The Company is party to legal proceedings related to: (i) ICMS on operations with payment based on estimates; (ii) ICMS FECP; (iii) right to ICMS credit on the acquisition of property and equipment and electricity; (iv) ICMS on amounts given as discounts and (v) consignment in payment of ICMS amounts referring to part of pay TV operations.
(3)The Company is party to legal proceedings for the exemption of CIDE levied on offshore remittances of funds arising from agreements for the transfer of technology, brand and software licensing etc.